MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Basis of presentation	Basis of presentation
These unaudited interim condensed consolidated financial statements of the partnership have been prepared in accordance with IAS 34, Interim Financial Reporting (“IAS 34”), as issued by the International Accounting Standards Board (“IASB”) and using the accounting policies the partnership applied in its annual consolidated financial statements as at and for the year ended December 31, 2022, except for the adoption of the new accounting policies and standards described below. The accounting policies the partnership applied in its annual consolidated financial statements as at and for the year ended December 31, 2022 are disclosed in Note 2 of such consolidated financial statements, with which reference should be made in reading these unaudited interim condensed consolidated financial statements. All defined terms are also described in the annual consolidated financial statements. The unaudited interim condensed consolidated financial statements are prepared on a going concern basis and have been presented in U.S. dollars rounded to the nearest million unless otherwise indicated.
These unaudited interim condensed consolidated financial statements were approved by the Board of Directors of the partnership’s general partner, Brookfield Business Partners Limited (the “General Partner”), on behalf of the partnership, and authorized for issue on August 8, 2023.

Critical accounting judgments and measurement uncertainty	Critical accounting judgments and measurement uncertaintyThe preparation of financial statements in accordance with IAS 34 requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period of the financial statements that are not readily apparent from other sources. The critical accounting estimates and judgments have been set out in Note 2 to the partnership’s annual consolidated financial statements as at and for the year ended December 31, 2022. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. There have been no significant changes to the method of determining critical accounting estimates and judgments since December 31, 2022.
New accounting policies adopted	New accounting policies adopted
The partnership has applied new and revised standards issued by the IASB that are effective for the period beginning on or after January 1, 2023.
(i)IFRS 17 - Insurance Contracts (“IFRS 17”)
The partnership adopted IFRS 17 effective January 1, 2023. IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts. It replaces IFRS 4, Insurance Contracts (“IFRS 4”) and related interpretations. The adoption of IFRS 17 only impacted the reported results of the partnership’s residential mortgage insurer.
The partnership applied the full retrospective approach to insurance contracts issued on or after January 1, 2020. For groups of contracts issued in 2019 and prior years, the partnership has determined that it is impracticable to apply the full retrospective approach and has elected to apply the fair value approach. As a result, the comparative period has been adjusted and the transition impact of $17 million has been recorded as an increase to opening equity on January 1, 2022 (the “IFRS 17 adoption”).
The impact of the IFRS 17 adoption to the unaudited interim condensed consolidated statement of financial position as at December 31, 2022 was a decrease to other assets of $153 million and a decrease to intangible assets of $95 million, primarily due to the derecognition of balances associated with IFRS 4 concepts, and a decrease to accounts payable and other of $199 million primarily due to measurement differences under IFRS 17.
The impact of the IFRS 17 adoption to the unaudited interim condensed consolidated statement of operating results for the three and six months ended June 30, 2022 was a decrease to revenues of $19 million and $64 million, an increase to direct operating costs of $4 million and $nil, a decrease to general and administrative expenses of $4 million and $6 million, and an increase to deferred tax recovery of $5 million and $15 million. The impact to net income resulted in a decrease to basic and diluted earnings per limited partner unit of $0.03 and $0.11 per unit.
The impact of the IFRS 17 adoption to the unaudited interim condensed consolidated statement of comprehensive income for the three and six months ended June 30, 2022 was the recognition of the insurance finance reserve of $40 million and $49 million, and a decrease to deferred tax recovery of $11 million and $13 million.
While IFRS 17 changes the timing of earnings recognition, as well as presentation and disclosure of insurance contracts, cash flows generated by the partnership are not impacted. As a result, the adoption of IFRS 17 does not have a material impact on the business.
The partnership’s accounting policy for insurance contracts in accordance with IFRS 17 is detailed below.
Material accounting policies - Insurance contracts
The partnership’s insurance policies are classified as contracts without direct participating features and are measured using the general measurement approach under IFRS 17. The measurement approach is based on estimates of the present value of future cash flows that are expected to arise as the partnership fulfills the contracts, an explicit risk adjustment for non-financial risks and a contractual service margin. The risk adjustment for non-financial risk reflects the compensation that the insurer requires for bearing uncertainty about the amount and timing of cash flows. Estimates of the present value of future cash flows and a risk adjustment for non-financial risk are together referred to as fulfillment cash flows. The contractual service margin represents the unearned profit that is recognized as revenue systematically over the coverage period as insurance services are provided.
Mortgage insurance revenues earned in each reporting period primarily represents the changes in the liabilities for remaining coverage that relate to insurance contract services provided during the period and an allocation of premiums that relates to recovering insurance acquisition cash flows. For all periods presented, insurance revenues earned from insurance contracts are included under revenues in the consolidated statement of operating results.
The insurance liabilities are included in accounts payable and other, on the unaudited interim condensed consolidated statement of financial position and the carrying amount at each reporting date is the sum of the liability for remaining coverage and the liability for incurred claims.
(a) Liability for remaining coverage
At inception of the insurance contract, a liability for remaining coverage is established which comprises the fulfillment cash flows related to services that will be provided in future periods and the remaining contractual service margin at that date. If the fulfillment cash flows from a contract at the date of initial recognition are a net outflow, then the contract is considered onerous. A loss from onerous insurance contracts is recognized immediately in the consolidated statement of operating results.
All acquisition cash flows are included in the measurement of fulfillment cash flows and recognized within the insurance liabilities.
All cash flows are discounted using a market-based discount rate selected through a top-down approach that reflects the characteristics of the insurance liabilities. The partnership has elected to disaggregate insurance finance expense between amounts included in income and amounts included in other comprehensive income (“OCI”). Interest accretion is recognized as insurance finance expense in income while effect of changes in discount rates is recognized as insurance finance expense in OCI.
The risk adjustment has been determined using a confidence level technique.
The contractual service margin is recognized in income to reflect services provided in each reporting period based on the number of coverage units provided during the period, which is determined by considering, for each contract, the quantity of the benefits provided and its expected coverage period. The coverage units are reviewed and updated at each reporting date. The insurer determines the quantity of the benefits provided under its insurance contracts on the basis of Loss Given Default, which is defined as outstanding mortgage principal balance and expected costs of foreclosure, less the expected value of the property securing the claim.
(b) Liability for incurred claims
The liability for incurred claims includes the fulfillment cash flows for incurred claims and expenses that have not yet been paid, including claims that have been incurred but not yet reported.
Fulfillment cash flows include the cost of settling claims and cash flows from expected recovery of real estate in the event of default by borrowers (both reported and unreported) that have occurred on or before each reporting date, discounted to consider the time value of money using a market-based discount rate. The liability also incorporates a risk adjustment for non-financial risk using actuarially determined risk factors.
Critical judgments and estimates in applying IFRS 17
The partnership has applied critical judgments and estimates in the application of IFRS 17, including: (i) estimates and underlying assumptions in determining fulfillment cash flows related to the liability for remaining coverage; (ii) discount rate used to account for time value of money for all cash flows; (iii) the estimated risk adjustment for non-financial risk; (iv) timing of revenue recognition for the liability for remaining coverage; (v) estimated cash flows for settling claims; and (vi) estimated recoveries including recoveries from real estate included in the liability for incurred claims, based on third party property appraisals or other types of third party valuations deemed to be appropriate for a particular property in the event of default.
(ii)Amendments to IAS 12 Income taxes (“IAS 12”)
In May 2021, IAS 12 was amended to clarify that the initial recognition exception does not apply to the initial recognition of transactions that give rise to equal taxable and deductible temporary differences. The partnership adopted these amendments on January 1, 2023 and the adoption did not have a material impact on the partnership’s unaudited interim condensed consolidated financial statements.
In May 2023, IAS 12 was amended to clarify requirements relating to International Tax Reform - Pillar Two model rules. The amendments (i) introduce a temporary exception to the accounting for deferred taxes arising from the implementation of the Pillar Two model rules published by the Organization for Economic Co-operation and Development (“OECD”) and (ii) require additional disclosures. The amendments became effective immediately upon their issue and retrospectively in accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors. The partnership adopted these amendments for the fiscal period beginning January 1, 2023 and elected to apply the temporary exception to the accounting requirements for deferred taxes related to Pillar Two income taxes. The adoption did not have an impact on the partnership’s unaudited interim condensed consolidated financial statements.
(iii)Amendments to IAS 1 Presentation of financial statements (“IAS 1”)
The amendments aim to provide accounting policy disclosures that are more useful by replacing the requirement to disclose ‘significant’ accounting policies with a requirement to disclose ‘material’ accounting policies and adding guidance on how to apply the concept of materiality in making decisions about accounting policy disclosures.
The partnership adopted these amendments on January 1, 2023 and the adoption did not have a material impact on the partnership’s unaudited interim condensed consolidated financial statements.

Future changes in accounting policies	Future changes in accounting policies
(i)Amendments to IAS 1 Presentation of financial statements (“IAS 1”)
The amendments clarify how to classify debt and other liabilities as current or non-current. The amendments to IAS 1 apply to annual reporting periods beginning on or after January 1, 2024. The partnership is currently assessing the impact of these amendments.
There are currently no other future changes to IFRS with expected material impacts on the partnership.